UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Small Companies Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

SEMI-ANNUAL REPORT

April 30, 2022

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	23
Statements of Operations	27
Statements of Changes in Net Assets	29
Financial Highlights	34
Notes to Financial Statements	44
Supplemental Information	62
Expense Examples	71

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.5%
	AUSTRALIA — 4.5%
183,000	Newcrest Mining Ltd.	$3,436,684
805,000	Telstra Corp. Ltd.	2,285,147
		5,721,831
	BRAZIL — 3.7%
750,656	Ambev S.A. - ADR	2,184,409
689,700	Banco Bradesco S.A. - ADR	2,482,920
		4,667,329
	CANADA — 19.1%
70,000	Agnico Eagle Mines Ltd.	4,076,100
49,000	Bank of Nova Scotia	3,102,787
225,800	Barrick Gold Corp.	5,037,598
1,000,000	IAMGOLD Corp. *	2,820,000
509,900	Kinross Gold Corp.	2,590,292
37,000	Nutrien Ltd.	3,635,250
530,000	Yamana Gold, Inc.	2,920,300
		24,182,327
	CHILE — 1.8%
174,402	Cia Cervecerias Unidas S.A. - ADR	2,326,523
	CHINA — 2.2%
60,000	Tencent Holdings Ltd.	2,827,493
	DENMARK — 3.1%
34,550	Novo Nordisk A/S - ADR	3,938,700
	FRANCE — 5.4%
51,100	Societe BIC S.A.	3,049,132
50,000	Sodexo S.A.	3,761,325
		6,810,457
	GERMANY — 6.0%
20,000	BASF S.E.	1,053,274
56,000	Bayer A.G.	3,688,828
17,000	Daimler Truck Holding A.G. *	457,215
34,000	Mercedes-Benz Group A.G.	2,373,271
		7,572,588
	JAPAN — 2.3%
50,000	Asahi Group Holdings Ltd.	1,884,642

1

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
54,000	Calbee, Inc.	$967,270
		2,851,912
	NETHERLANDS — 4.4%
22,000	Aalberts N.V.	1,069,044
166,332	Shell PLC	4,491,104
		5,560,148
	NEW ZEALAND — 0.0%
30,492	SKY Network Television Ltd. *	52,756
	NORWAY — 3.3%
124,870	Equinor A.S.A.	4,220,531
	SINGAPORE — 2.2%
165,000	Singapore Exchange Ltd.	1,160,953
842,700	Singapore Telecommunications Ltd.	1,681,805
		2,842,758
	SPAIN — 1.4%
370,730	Telefonica S.A.	1,803,510
	SWEDEN — 2.1%
32,000	Alfa Laval A.B.	890,756
295,100	Betsson A.B. *	1,812,770
		2,703,526
	SWITZERLAND — 2.8%
40,000	Novartis A.G. - ADR	3,521,200
	UNITED KINGDOM — 19.3%
121,000	BP PLC - ADR	3,475,120
158,000	British American Tobacco PLC - ADR	6,601,240
6,200	Diageo PLC - ADR	1,231,816
69,700	GlaxoSmithKline PLC - ADR	3,156,016
40,000	Reckitt Benckiser Group PLC	3,138,438
100,000	Unilever PLC - ADR	4,626,000
1,423,470	Vodafone Group PLC	2,154,983
		24,383,613
	UNITED STATES — 5.9%
52,000	Newmont Corp.	3,788,200

2

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
36,645	Philip Morris International, Inc.	$3,664,500
		7,452,700
	TOTAL COMMON STOCKS
	(Cost $98,979,709)	113,439,902

Principal Amount
	SHORT-TERM INVESTMENTS — 11.1%
$14,039,684	UMB Bank Demand Deposit, 0.010% [1]	14,039,684
	Total Short-Term Investments
	(Cost $14,039,684)	14,039,684
	TOTAL INVESTMENTS — 100.6%
	(Cost $113,019,393)	127,479,586
	Liabilities in Excess of Other Assets — (0.6)%	(797,480)
	TOTAL NET ASSETS — 100.0%	$126,682,106

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

EuroPac International Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	34.7%
Basic Materials	23.2%
Energy	9.6%
Communications	8.5%
Consumer, Cyclical	6.6%
Financial	5.3%
Industrial	1.6%
Total Common Stocks	89.5%
Short-Term Investments	11.1%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$1,688
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	1,688

Principal Amount[1]
	FIXED INCOME SECURITIES — 86.7%
	ARGENTINA — 1.5%
33,500,000	Argentina Treasury Bond BONCER 1.400%, 3/25/2023	700,453
	AUSTRALIA — 7.0%
1,000,000	BHP Billiton Finance Ltd. 5.625%, 10/22/2079[2,3]	1,135,195
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[4]	1,043,214
1,500,000	Queensland Treasury Corp. 5.750%, 7/22/2024	1,128,072
		3,306,481
	BRAZIL — 2.9%
7,200,000	Brazilian Government International Bond 10.250%, 1/10/2028	1,377,437
	CANADA — 10.1%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,133,180
1,500,000	Bell Canada, Inc. 2.500%, 5/14/2030[2]	1,005,323
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,553,091
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	1,052,038
		4,743,632
	CHILE — 0.9%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	407,834
	COLOMBIA — 2.8%
5,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	1,318,468

5

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	DOMINICAN REPUBLIC — 1.5%
37,000,000	Dominican Republic International Bond 9.750%, 6/5/2026	$682,198
	IRELAND — 2.0%
1,000,000	Glencore Capital Finance DAC 0.500%, 9/7/2028[2]	927,991
	LUXEMBOURG — 1.7%
18,000,000	European Investment Bank 6.500%, 7/7/2027	781,869
	MALTA — 1.6%
7,250,000	Gaming Innovation Group PLC 8.500% (Stockholm Interbank Offered Rates 3 Month + 850 basis points), 6/11/2024[2,4,5]	754,939
	MEXICO — 9.7%
25,400,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	1,226,031
	Mexican Bonos
35,000,000	6.750%, 3/9/2023	1,687,835
15,000,000	5.750%, 3/5/2026	656,660
21,000,000	Petroleos Mexicanos 7.190%, 9/12/2024	957,036
		4,527,562
	NEW ZEALAND — 4.6%
1,000,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	854,483
2,000,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	1,306,230
		2,160,713
	NORWAY — 8.1%
	City of Oslo Norway
14,000,000	2.300%, 3/14/2024	1,482,155
5,000,000	1.320%, 2/16/2028	479,929
10,000,000	DNB Bank A.S.A. 3.410% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 230 basis points), 5/28/2030[2,5]	1,105,071

6

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
6,500,000	Lime Petroleum A.S. 10.530% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 1/9/2024[2,5]	$718,996
		3,786,151
	PERU — 2.7%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,271,569
	PHILIPPINES — 2.0%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	949,684
	SINGAPORE — 3.1%
	Housing & Development Board
1,000,000	2.420%, 7/24/2023	726,136
1,000,000	2.320%, 1/24/2028	707,194
		1,433,330
	SOUTH KOREA — 4.7%
	Export-Import Bank of Korea
60,000,000	6.750%, 8/9/2022	785,900
20,500,000,000	7.250%, 12/7/2024	1,442,014
		2,227,914
	SWEDEN — 2.9%
10,000,000	Betsson A.B. 4.063% (Stockholm Interbank Offered Rates 3 Month + 400 basis points), 9/26/2022[2,5]	1,019,136
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[2,3]	358,898
		1,378,034
	UNITED KINGDOM — 5.1%
1,000,000	BP Capital Markets PLC 3.250% [2,3,6]	1,016,094
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[2]	329,684
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[2,3]	1,040,194
		2,385,972

7

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES — 11.8%
34,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	$2,385,183
75,000,000	International Bank for Reconstruction & Development 6.000%, 1/16/2025	962,411
	International Finance Corp.
56,000,000	5.850%, 11/25/2022	731,402
8,000,000,000	8.000%, 10/9/2023	568,851
20,000,000	7.000%, 7/20/2027	878,740
		5,526,587
	TOTAL FIXED INCOME SECURITIES
	(Cost $45,495,386)	40,648,818
	SHORT-TERM INVESTMENTS — 7.3%
$3,422,924	UMB Bank Demand Deposit, 0.010% [7]	3,422,924
	Total Short-Term Investments
	(Cost $3,422,924)	3,422,924
	TOTAL INVESTMENTS — 94.0%
	(Cost $50,503,540)	44,073,430
	Other Assets in Excess of Liabilities — 6.0%	2,837,804
	TOTAL NET ASSETS — 100.0%	$46,911,234

PLC – Public Limited Company

*	Non-income producing security.
[1]	Local currency.
[2]	Callable.
[3]	Variable rate security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,798,153, which represents 3.83% of Net Assets.
[5]	Floating rate security.
[6]	Perpetual security. Maturity date is not applicable.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

8

EuroPac International Bond Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	55.1%
Energy	8.0%
Communications	7.7%
Basic Materials	6.6%
Financial	4.8%
Consumer, Cyclical	3.8%
Industrial	0.7%
Total Fixed Income Securities	86.7%
Short-Term Investments	7.3%
Total Investments	94.0%
Other Assets in Excess of Liabilities	6.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

9

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.6%
	AUSTRALIA — 2.4%
150,000	Evolution Mining Ltd.	$424,447
80,000	Northern Star Resources Ltd.	549,916
630,000	Telstra Corp. Ltd.	1,788,376
		2,762,739
	BRAZIL — 4.2%
700,000	Ambev S.A. - ADR	2,037,000
387,200	Banco Bradesco S.A. - ADR	1,393,920
150,000	Itau Unibanco Holding S.A. - ADR	718,500
40,000	Vale S.A. - ADR	675,600
		4,825,020
	CANADA — 18.1%
220,000	Alamos Gold, Inc. - Class A	1,707,200
22,000	Bank of Nova Scotia	1,393,088
191,000	Barrick Gold Corp.	4,261,210
25,000	BCE, Inc.	1,329,104
60,000	Canadian Utilities Ltd. - Class A	1,803,689
220,000	Equinox Gold Corp. *	1,568,600
91,047	Freehold Royalties Ltd.	1,061,636
500,000	IAMGOLD Corp. *	1,410,000
20,000	Nutrien Ltd.	1,965,000
50,000	Power Corp. of Canada	1,471,161
526,000	Yamana Gold, Inc.	2,898,260
		20,868,948
	CHILE — 1.1%
89,979	Cia Cervecerias Unidas S.A. - ADR	1,200,320
	FINLAND — 0.4%
30,000	Fortum Oyj	498,784
	FRANCE — 9.1%
40,000	Bouygues S.A.	1,375,348
26,000	Danone S.A.	1,572,272
186,000	Engie S.A.	2,194,914
9,000	Sanofi	951,266
40,000	Societe BIC S.A.	2,386,796
40,000	TotalEnergies S.E. - ADR	1,948,400
		10,428,996
	GERMANY — 6.1%
19,000	BASF S.E.	1,000,610
10

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
45,000	Bayer A.G.	$2,964,237
10,000	Henkel A.G. & Co. KGaA	642,121
25,000	Mercedes-Benz Group A.G.	1,745,052
7,000	SAP S.E.	709,431
		7,061,451
	ITALY — 1.0%
170,000	Enel S.p.A.	1,105,511
	JAPAN — 0.5%
15,000	Kao Corp.	601,177
	NEW ZEALAND — 1.2%
1,849,000	Kiwi Property Group Ltd.	1,265,294
42,492	SKY Network Television Ltd. *	73,517
		1,338,811
	NORWAY — 5.0%
70,000	Equinor A.S.A. - ADR	2,385,600
200,000	Norsk Hydro A.S.A.	1,679,496
122,900	Telenor A.S.A.	1,733,307
		5,798,403
	SINGAPORE — 5.0%
50,000	DBS Group Holdings Ltd.	1,212,986
350,000	Singapore Technologies Engineering Ltd.	1,030,741
1,200,000	Singapore Telecommunications Ltd.	2,394,881
2,709,861	Starhill Global REIT - REIT	1,160,165
		5,798,773
	SOUTH KOREA — 1.1%
50,000	SK Telecom Co., Ltd. - ADR	1,251,000
	SPAIN — 5.3%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	1,049,457
55,000	Endesa S.A.	1,152,673
100,000	Iberdrola S.A.	1,149,098
560,000	Telefonica S.A.	2,724,262
		6,075,490
	SWEDEN — 3.4%
340,000	Betsson A.B. *	2,088,586
11

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
45,000	Lundin Energy A.B.	$1,860,554
		3,949,140
	SWITZERLAND — 1.5%
20,000	Novartis A.G. - ADR	1,760,600
	UNITED KINGDOM — 17.0%
95,000	BP PLC - ADR	2,728,400
111,000	British American Tobacco PLC - ADR	4,637,580
53,000	GlaxoSmithKline PLC - ADR	2,399,840
300,000	John Wood Group PLC *	842,701
10,000	Reckitt Benckiser Group PLC	779,817
70,000	Shell PLC - ADR	3,740,100
30,000	Unilever PLC - ADR	1,387,800
2,000,000	Vodafone Group PLC	3,027,788
		19,544,026
	UNITED STATES — 5.2%
40,000	Newmont Corp.	2,914,000
31,000	Philip Morris International, Inc.	3,100,000
		6,014,000
	TOTAL COMMON STOCKS
	(Cost $98,521,684)	100,883,189

Principal Amount
	SHORT-TERM INVESTMENTS — 12.1%
$13,913,259	UMB Bank Demand Deposit, 0.010% [1]	13,913,259
	Total Short-Term Investments
	(Cost $13,913,259)	13,913,259
	TOTAL INVESTMENTS — 99.7%
	(Cost $112,434,943)	114,796,448
	Other Assets in Excess of Liabilities — 0.3%	338,352
	TOTAL NET ASSETS — 100.0%	$115,134,800

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

12

EuroPac International Dividend Income Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	22.9%
Basic Materials	18.3%
Energy	12.7%
Communications	12.4%
Financial	8.4%
Utilities	6.9%
Consumer, Cyclical	3.3%
Industrial	2.1%
Technology	0.6%
Total Common Stocks	87.6%
Short-Term Investments	12.1%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

13

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.8%
	BRAZIL — 8.6%
65,230	Arco Platform Ltd. - Class A *	$1,296,772
885,440	Banco Inter S.A. [1]	936,661
457,000	Boa Vista Servicos S.A.	742,255
80,380	CI&T, Inc. - Class A *	1,021,630
632,790	Locaweb Servicos de Internet S.A. *,1	917,699
568,975	Lojas Quero Quero S.A.	989,722
1,397,810	Meliuz S.A. [1]	531,530
		6,436,269
	CHINA — 15.6%
41,220	Agora, Inc. - Class A - ADR *	303,791
1,136,555	AK Medical Holdings Ltd. [1]	615,394
144,425	Amoy Diagnostics Co., Ltd. - Class A	996,414
2,700,000	China Forestry Holdings Co., Ltd. *	—
337,385	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,776,621
42,800	Dada Nexus Ltd. - ADR *	326,564
652,995	Haitian International Holdings Ltd.	1,607,298
223,665	Hefei Meyer Optoelectronic Technology, Inc. - Class A	764,451
466,355	Jiumaojiu International Holdings Ltd. [1]	1,026,017
865,285	Kangji Medical Holdings Ltd.	796,411
171,060	New Horizon Health Ltd. *,1	367,285
437,955	Sanquan Foods Co., Ltd. - Class A	1,296,060
336,780	Venus MedTech Hangzhou, Inc. - Class H *,1	618,264
209,733	Yifeng Pharmacy Chain Co., Ltd. - Class A	1,165,277
		11,659,847
	INDIA — 19.8%
55,610	Aavas Financiers Ltd. *	1,649,718
53,145	AIA Engineering Ltd.	1,342,412
1,031,720	City Union Bank Ltd.	1,837,863
86,880	CreditAccess Grameen Ltd. *	1,169,047
639,575	EPL Ltd.	1,405,932
38,435	GMM Pfaudler Ltd.	2,258,541
191,800	Jubilant Foodworks Ltd.	1,354,449
60,390	Medplus Health Services Ltd. *	781,970
12,550	Metropolis Healthcare Ltd. [1]	389,789
29,460	Mphasis Ltd.	1,081,797
186,895	Syngene International Ltd. *,1	1,521,050
		14,792,568
	INDONESIA — 2.9%
17,917,365	Ace Hardware Indonesia Tbk P.T.	1,291,553
14

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
3,677,180	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.	$873,139
		2,164,692
	LUXEMBOURG — 1.1%
250,950	L'Occitane International S.A.	786,618
	MALAYSIA — 2.8%
3,297,550	Frontken Corp. Bhd	2,055,259
	MEXICO — 3.1%
383,205	Regional S.A.B. de C.V. - Class A	2,312,206
	PHILIPPINES — 1.4%
1,987,895	Wilcon Depot, Inc.	1,066,202
	POLAND — 2.7%
30,690	Dino Polska S.A. *,1	1,985,392
	SINGAPORE — 1.8%
697,960	Nanofilm Technologies International Ltd.	1,347,068
	SOUTH AFRICA — 2.6%
98,330	Clicks Group Ltd.	1,935,281
	SOUTH KOREA — 12.9%
8,745	Chunbo Co., Ltd.	1,898,615
7,950	Hansol Chemical Co., Ltd.	1,529,614
31,000	Kakao Games Corp. *	1,450,212
113,345	Koh Young Technology, Inc.	1,716,576
13,920	LEENO Industrial, Inc.	1,929,571
9,775	Tokai Carbon Korea Co., Ltd.	1,086,764
		9,611,352
	TAIWAN — 11.6%
51,805	Airtac International Group	1,405,893
21,835	ASPEED Technology, Inc.	1,917,840
162,715	Chroma ATE, Inc.	904,530
17,690	Parade Technologies Ltd.	841,277
8,395	Silergy Corp.	747,427
65,060	Voltronic Power Technology Corp.	2,846,432
		8,663,399

15

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 2.2%
1,912,380	TOA Paint Thailand PCL	$1,612,954
	UNITED KINGDOM — 1.0%
146,830	VTEX - Class A *	776,731
	UNITED STATES — 1.7%
69,600	Freshworks, Inc. - Class A *	1,264,632
	TOTAL COMMON STOCKS
	(Cost $78,898,975)	68,470,470

Principal Amount
	SHORT-TERM INVESTMENTS — 8.8%
$6,559,759	UMB Bank Demand Deposit, 0.010% [2]	6,559,759
	Total Short-Term Investments
	(Cost $6,559,759)	6,559,759
	TOTAL INVESTMENTS — 100.6%
	(Cost $85,458,734)	75,030,229
	Liabilities in Excess of Other Assets — (0.6)%	(411,308)
	TOTAL NET ASSETS — 100.0%	$74,618,921

ADR – American Depository Receipt

PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,909,081, which represents 11.94% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

16

EP Emerging Markets Small Companies Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	24.2%
Technology	17.4%
Consumer, Non-cyclical	15.9%
Consumer, Cyclical	12.9%
Financial	11.8%
Basic Materials	7.2%
Communications	2.4%
Total Common Stocks	91.8%
Short-Term Investments	8.8%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

17

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	DIVERSIFIED EXPLORATION AND MINING — 0.8%
800,000	Carbon Neutral[1,2]	$1,868,140
	GOLD EXPLORATION — 3.8%
2,583,228	Aurion Resources Ltd.*,2	1,769,472
10,259,848	Besra Gold, Inc.*,2	398,708
617,800	Irving Resources, Inc.*,2	841,559
270,000	Irving Resources, Inc.*,1,2	367,790
533,000	Newcore Gold Ltd.*,2	201,218
885,000	Revival Gold, Inc.*,2	440,881
920,000	Revival Gold, Inc.*,1,2	458,317
4,680,597	Vista Gold Corp.*	4,092,714
8,200	Vista Gold Corp.*,2	7,085
		8,577,744
	GOLD MINING — 42.7%
219,840	Agnico Eagle Mines Ltd.	12,801,283
2,685,229	B2Gold Corp.	11,412,223
150,000	B2Gold Corp.[2]	636,335
565,392	Barrick Gold Corp.	12,613,896
1,443,099	Equinox Gold Corp.*,2	10,289,396
120,000	Equinox Gold Corp.*	855,600
617,687	Evolution Mining Ltd.[2]	1,767,563
1,114,000	Gold Fields Ltd. - ADR	14,961,020
2,790,560	i-80 Gold Corp.*,2	7,320,143
450,005	Kinross Gold Corp.	2,286,025
104,439	Newcrest Mining Ltd.[2]	1,983,552
23,700	Newmont Corp.	1,726,545
6,937,900	OceanaGold Corp.*,2	17,281,295
100,000	OceanaGold Corp.*	249,000
116,743	Polymetal International PLC	364,189
5,000	Polyus PJSC - GDR[1]	120,553
		96,668,618
	PRECIOUS METALS EXPLORATION — 6.4%
3,243,263	Adriatic Metals PLC*,2	5,797,679
1,611,182	Almadex Minerals Ltd.*,2	376,239
1,108,100	Altus Strategies PLC*,2	750,406
11,531,818	GBM Resources Ltd.*,2	937,016
234,527	Harfang Exploration, Inc.*,2	69,371
78,000	Heliostar Metals Ltd.*,2	21,250
781,300	Kenorland Minerals Ltd.*,2	443,955
5,233,400	Magna Gold Corp.*,2,3	2,321,973
18

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
5,439,900	Midland Exploration, Inc.*,2,3	$2,096,015
6,193,704	Mundoro Capital, Inc.*,2,3	940,120
2,490,000	Riverside Resources, Inc.*,2	310,111
12,000,000	Thomson Resources Ltd.*,2	313,715
		14,377,850
	ROYALTY COMPANIES — 36.1%
5,083,589	Elemental Royalties Corp.*,2,3	5,816,826
900,000	Elemental Royalties Corp.*,1,2,3	1,029,812
1,351,976	EMX Royalty Corp.*	2,744,511
124,000	EMX Royalty Corp.*,1,2	250,954
89,096	Franco-Nevada Corp.	13,467,751
130,000	Lara Exploration Ltd.*,2	72,857
759,000	Maverix Metals, Inc.	3,423,090
1,583,850	Metalla Royalty & Streaming Ltd.*,2	9,147,791
389,437	Metalla Royalty & Streaming Ltd.*	2,247,052
205,000	Nomad Royalty Co., Ltd.[2]	1,530,279
4,416,651	Orogen Royalties, Inc.*,2	1,547,048
750,000	Orogen Royalties, Inc.[1,2]	262,707
640,889	Osisko Gold Royalties Ltd.	7,882,935
323,120	Osisko Gold Royalties Ltd.[2]	3,976,436
83,700	Royal Gold, Inc.	10,921,176
1,349,000	Sandstorm Gold Ltd.	9,996,090
3,100,000	Star Royalties Ltd.*,2	1,616,720
321,400	Vox Royalty Corp.*,2	870,610
82,000	Wheaton Precious Metals Corp.	3,678,520
25,000	Wheaton Precious Metals Corp.[2]	1,120,495
		81,603,660
	SILVER: EXPLORATION AND MINING — 9.9%
3,219,537	Fortuna Silver Mines, Inc.*	11,203,989
454,500	Pan American Silver Corp.	11,257,965
		22,461,954
	TOTAL COMMON STOCKS
	(Cost $168,233,035)	225,557,966
	WARRANTS — 0.1%
	GOLD MINING — 0.0%
96,154	i-80 Gold Corp., Strike Price: 3.64 CAD, Expiration Date: October 15, 2022*,1,2	—

19

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
	PRECIOUS METALS DEVELOPMENTAL — 0.0%
107,750	Almaden Minerals Ltd., Strike Price: 1.35 CAD, Expiration Date: June 7, 2022*,1,2	$—
	PRECIOUS METALS EXPLORATION — 0.1%
1,336,000	Altus Strategies PLC, Strike Price: 1.50 CAD, Expiration Date: March 2, 2023*,1,2	—
1,278,181	GBM Resources Ltd. Loyalty Options, Strike Price: 0.075 AUD, Expiration Date: December 1, 2022*,1,2	36,124
9,090,909	GBM Resources Ltd., Strike Price: 0.096 AUD, Expiration Date: April 1, 2023*,1,2	122,043
1,250,000	Mundoro Capital, Inc., Strike Price: 0.30 CAD, Expiration Date: March 11, 2023*,1,2	—
128,900	O3 Mining Corp., Strike Price: 4.46 CAD, Expiration Date: July 16, 2022*,1,2	—
6,750,000	Thomson Resources Ltd., Strike Price: 0.115 AUD, Expiration Date: November 8, 2024*,1,2	—
2,500,000	Thomson Resources Ltd., Strike Price: 0.20 AUD, Expiration Date: March 29, 2024*,1,2	—
		158,167
	ROYALTY COMPANIES — 0.0%
700,000	Empress Royalty Corp., Strike Price: 0.75 CAD, Expiration Date: April 8, 2023*,1,2	—
62,000	EMX Royalty Corp., Strike Price: 4.00 CAD, Expiration Date: November 10, 2023*,1,2	—
58,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: April 13, 2024*,1,2	—
333,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: May 15, 2023*,1,2	—
		—
	SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Strike Price: 0.40 CAD, Expiration Date: March 18, 2023*,1,2	—
	TOTAL WARRANTS
	(Cost $23,007)	158,167
	TOTAL INVESTMENTS — 99.8%
	(Cost $168,256,042)	225,716,133
	Other Assets in Excess of Liabilities — 0.2%	565,257
	TOTAL NET ASSETS — 100.0%	$226,281,390

ADR – American Depository Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

20

PLC – Public Limited Company

*	Non-income producing security.
[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are Level 3 securities fair valued under procedures established by the Board of Trustees, representing 2.00% of Net Assets. The total value of these securities is $4,516,440.
[2]	Foreign security denominated in U.S. dollars.
[3]	Affiliated company.

See accompanying Notes to Financial Statements.

21

EuroPac Gold Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	42.7%
Royalty Companies	36.1%
Silver: Exploration and Mining	9.9%
Precious Metals Exploration	6.4%
Gold Exploration	3.8%
Diversified Exploration and Mining	0.8%
Total Common Stocks	99.7%
Warrants	0.1%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

22

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2022 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$113,019,393	$50,503,540	$112,434,943
Investments in affiliated issuers, at cost	-	-	-
Warrants, at cost	-	-	-
Foreign currency, at cost	-	3,016,849	-
Investments in unaffiliated issuers, at value	$127,479,586	$44,073,430	$114,796,448
Investments in affiliated issuers, at value	-	-	-
Warrants, at value	-	-	-
Foreign currency, at value	-	2,953,767	-
Cash	-	-	21,058
Cash held at broker	-	-	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	255,162	-	57,119
Dividends and interest	482,216	694,067	487,628
Prepaid expenses	21,791	14,521	15,108
Total assets	128,238,755	47,735,785	115,377,361
Liabilities:
Payables:
Due to custodian	-	-	-
Investment securities purchased	1,290,849	712,040	-
Fund shares redeemed	47,577	41,181	57,870
Advisory fees	117,528	9,342	87,179
Shareholder servicing fees (Note 7)	15,819	6,043	14,055
Distribution fees (Note 8)	23,835	8,425	21,622
Fund accounting and administration fees	23,508	11,639	20,607
Transfer agent fees and expenses	9,515	7,197	9,760
Custody fees	3,728	5,378	2,937
Auditing fees	8,380	7,732	8,410
Trustees' deferred compensation (Note 3)	6,967	6,771	6,935
Trustees' fees and expenses	3,163	2,477	2,668
Chief Compliance Officer fees	661	1,027	1,766
Deferred non-U.S. taxes	-	-	-
Accrued other expenses	5,119	5,299	8,752
Total liabilities	1,556,649	824,551	242,561
Net Assets	$126,682,106	$46,911,234	$115,134,800

See accompanying Notes to Financial Statements.

23

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2022 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$121,846,623	$55,844,481	$115,650,047
Total distributable earnings (accumulated deficit)	4,835,483	(8,933,247)	(515,247)
Net Assets	$126,682,106	$46,911,234	$115,134,800
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$116,801,653	$42,436,632	$102,084,206
Shares of beneficial interest issued and outstanding	11,862,016	5,155,011	10,743,917
Redemption price per share	$9.85	$8.23	$9.50
Maximum sales charge (4.50% of offering price)*	0.46	0.39	0.45
Maximum public offering price to public	$10.31	$8.62	$9.95
Class I Shares:
Net assets applicable to shares outstanding	$9,880,453	$4,474,602	$13,050,594
Shares of beneficial interest issued and outstanding	1,000,584	535,211	1,371,838
Offering and redemption price per share	$9.87	$8.36	$9.51

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

24

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2022 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$85,458,734	$156,759,440
Investments in affiliated issuers, at cost	-	11,473,595
Warrants, at cost	-	23,007
Foreign currency, at cost	-	295,041
Investments in unaffiliated issuers, at value	$75,030,229	$213,353,220
Investments in affiliated issuers, at value	-	12,204,746
Warrants, at value	-	158,167
Foreign currency, at value	-	291,512
Cash	-	-
Cash held at broker	-	33,198
Receivables:
Investment securities sold	-	1,497,024
Fund shares sold	36,227	147,987
Dividends and interest	11,978	4
Prepaid expenses	13,294	9,007
Total assets	75,091,728	227,694,865
Liabilities:
Payables:
Due to custodian	-	119,434
Investment securities purchased	-	780,905
Fund shares redeemed	18,750	166,596
Advisory fees	53,748	162,257
Shareholder servicing fees (Note 7)	3,127	28,814
Distribution fees (Note 8)	14,543	46,645
Fund accounting and administration fees	21,277	48,906
Transfer agent fees and expenses	13,907	16,026
Custody fees	14,688	8,813
Auditing fees	7,933	7,778
Trustees' deferred compensation (Note 3)	8,062	7,855
Trustees' fees and expenses	2,051	2,967
Chief Compliance Officer fees	280	1,187
Deferred non-U.S. taxes	309,258	-
Accrued other expenses	5,183	15,292
Total liabilities	472,807	1,413,475
Net Assets	$74,618,921	$226,281,390

See accompanying Notes to Financial Statements.

25

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2022 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$81,774,340	$208,039,324
Total distributable earnings (accumulated deficit)	(7,155,419)	18,242,066
Net Assets	$74,618,921	$226,281,390
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$70,144,397	$207,178,240
Shares of beneficial interest issued and outstanding	7,015,103	18,719,293
Redemption price per share	$10.00	$11.07
Maximum sales charge (4.50% of offering price)*	0.47	0.52
Maximum public offering price to public	$10.47	$11.59
Class I Shares:
Net assets applicable to shares outstanding	$4,474,524	$19,103,150
Shares of beneficial interest issued and outstanding	434,339	1,717,550
Offering and redemption price per share	$10.30	$11.12

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

26

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $212,221, $0 and $223,375, respectively)	$2,360,252	$-	$2,907,439
Interest income from unaffiliated issuers	564	925,427	493
Total investment income	2,360,816	925,427	2,907,932
Expenses:
Advisory fees	634,577	145,158	444,813
Shareholder servicing fees (Note 7)	52,861	19,395	47,024
Distribution fees (Note 8)	137,610	55,069	122,241
Fund accounting and administration fees	75,106	46,058	66,636
Transfer agent fees and expenses	31,507	22,862	29,805
Custody fees	10,758	15,902	10,622
Registration fees	20,862	16,781	18,148
Auditing fees	8,186	7,836	8,185
Shareholder reporting fees	5,641	3,009	5,435
Miscellaneous	4,773	3,326	4,800
Legal fees	4,721	4,053	4,601
Trustees' fees and expenses	4,632	3,426	3,590
Chief Compliance Officer fees	3,013	3,063	3,017
Insurance fees	1,715	2,177	2,202
Total expenses	995,962	348,115	771,119
Advisory fees (waived) recovered	23,210	(75,308)	5,174
Net expenses	1,019,172	272,807	776,293
Net investment income (loss)	1,341,644	652,620	2,131,639
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,749,346	(1,707,785)	4,632,514
Investments in affiliated issuers	-	-	-
Purchased options contracts	-	-	-
Foreign currency transactions	(4,829)	(25,332)	(14,600)
Deferred non-US taxes	-	-	-
Net realized gain (loss)	5,744,517	(1,733,117)	4,617,914
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	107,436	(1,983,982)	(1,786,696)
Investments in affiliated issuers	-	-	-
Warrants	-	-	-
Foreign currency translations	(14,718)	(59,993)	(16,913)
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	92,718	(2,043,975)	(1,803,609)
Net realized and unrealized gain (loss)	5,837,235	(3,777,092)	2,814,305
Net Increase (Decrease) in Net Assets from Operations	$7,178,879	$(3,124,472)	$4,945,944

See accompanying Notes to Financial Statements.

27

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2022 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $39,560 and $153,790, respectively)	$437,857	$1,052,546
Interest income from unaffiliated issuers	191	53
Total investment income	438,048	1,052,599
Expenses:
Advisory fees	476,909	883,526
Shareholder servicing fees (Note 7)	39,856	117,276
Distribution fees (Note 8)	105,016	253,441
Fund accounting and administration fees	78,407	122,680
Transfer agent fees and expenses	34,559	47,174
Custody fees	65,581	17,731
Registration fees	20,113	29,591
Auditing fees	7,738	7,910
Shareholder reporting fees	7,173	11,108
Miscellaneous	5,063	3,773
Legal fees	5,488	5,729
Trustees' fees and expenses	4,532	4,759
Chief Compliance Officer fees	7,588	3,159
Insurance fees	1,434	1,663
Total expenses	859,457	1,509,520
Advisory fees (waived) recovered	(92,070)	-
Net expenses	767,387	1,509,520
Net investment income (loss)	(329,339)	(456,921)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	6,651,966	6,398,281
Investments in affiliated issuers	-	27,353
Purchased options contracts	-	107,155
Foreign currency transactions	(29,114)	788
Deferred non-US taxes	(409,820)	-
Net realized gain (loss)	6,213,032	6,533,577
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(27,615,709)	(1,818,245)
Investments in affiliated issuers	-	557,372
Warrants	-	(138,374)
Foreign currency translations	(556)	(64,186)
Deferred non-U.S. taxes	473,087	-
Net change in unrealized appreciation/depreciation	(27,143,178)	(1,463,433)
Net realized and unrealized gain (loss)	(20,930,146)	5,070,144
Net Increase (Decrease) in Net Assets from Operations	$(21,259,485)	$4,613,223

See accompanying Notes to Financial Statements.

28

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,341,644	$1,370,516
Net realized gain on investments and foreign currency transactions	5,744,517	1,660,067
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	92,718	12,583,752
Net increase in net assets resulting from operations	7,178,879	15,614,335
Distributions to Shareholders:
Distributions:
Class A	(799,034)	(1,438,651)
Class I	(64,288)	(78,432)
Total	(863,322)	(1,517,083)
Capital Transactions:
Net proceeds from shares sold:
Class A	14,158,903	20,615,990
Class I	4,530,087	5,863,869
Reinvestment of distributions:
Class A	521,034	928,827
Class I	61,809	73,736
Cost of shares redeemed:
Class A1	(7,225,589)	(11,565,153)
Class I2	(2,049,513)	(952,716)
Net increase in net assets from capital transactions	9,996,731	14,964,553
Total increase in net assets	16,312,288	29,061,805
Net Assets:
Beginning of period	110,369,818	81,308,013
End of period	$126,682,106	$110,369,818
Capital Share Transactions:
Shares sold:
Class A	1,453,826	2,234,609
Class I	455,031	631,710
Shares reinvested:
Class A	54,764	100,396
Class I	6,452	7,931
Shares redeemed:
Class A	(749,157)	(1,234,863)
Class I	(212,528)	(103,260)
Net increase in capital share transactions	1,008,388	1,636,523

[1]	Net of redemption fees of $4,882 and $3,906, respectively.
[2]	Net of redemption fees of $393 and $260, respectively.

See accompanying Notes to Financial Statements.

29

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$652,620	$1,469,429
Net realized loss on investments and foreign currency transactions	(1,733,117)	(1,670,056)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,043,975)	1,122,960
Net increase (decrease) in net assets resulting from operations	(3,124,472)	922,333
Distributions to Shareholders:
Distributions:
Class A	-	(510,519)
Class I	-	(62,153)
Total	-	(572,672)
Capital Transactions:
Net proceeds from shares sold:
Class A	3,727,596	7,664,332
Class I	992,440	4,001,279
Reinvestment of distributions:
Class A	-	331,609
Class I	-	62,153
Cost of shares redeemed:
Class A1	(3,608,827)	(7,311,369)
Class I2	(453,817)	(3,959,124)
Net increase in net assets from capital transactions	657,392	788,880
Total increase (decrease) in net assets	(2,467,080)	1,138,541
Net Assets:
Beginning of period	49,378,314	48,239,773
End of period	$46,911,234	$49,378,314
Capital Share Transactions:
Shares sold:
Class A	432,653	854,471
Class I	113,847	439,790
Shares reinvested:
Class A	-	36,663
Class I	-	6,791
Shares redeemed:
Class A	(421,327)	(814,154)
Class I	(52,438)	(433,442)
Net increase in capital share transactions	72,735	90,119

[1]	Net of redemption fees of $914 and $2,280, respectively.
[2]	Net of redemption fees of $0 and $90, respectively.

See accompanying Notes to Financial Statements.

30

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,131,639	$1,856,853
Net realized gain (loss) on investments and foreign currency transactions	4,617,914	(20,580)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,803,609)	13,130,933
Net increase in net assets resulting from operations	4,945,944	14,967,206
Distributions to Shareholders:
Distributions:
Class A	(755,797)	(1,778,959)
Class I	(57,418)	(74,559)
Total	(813,215)	(1,853,518)
Capital Transactions:
Net proceeds from shares sold:
Class A	16,922,086	20,467,890
Class I	9,266,588	2,953,829
Reinvestment of distributions:
Class A	491,976	1,158,623
Class I	54,762	68,011
Cost of shares redeemed:
Class A1	(9,792,507)	(8,886,255)
Class I2	(566,338)	(913,473)
Net increase in net assets from capital transactions	16,376,567	14,848,625
Total increase in net assets	20,509,296	27,962,313
Net Assets:
Beginning of period	94,625,504	66,663,191
End of period	$115,134,800	$94,625,504
Capital Share Transactions:
Shares sold:
Class A	1,786,875	2,288,838
Class I	955,018	327,240
Shares reinvested:
Class A	52,985	129,058
Class I	5,771	7,557
Shares redeemed:
Class A	(1,036,401)	(991,647)
Class I	(59,692)	(102,352)
Net increase in capital share transactions	1,704,556	1,658,694

[1]	Net of redemption fees of $2,819 and $5,679, respectively.
[2]	Net of redemption fees of $324 and $0, respectively.

See accompanying Notes to Financial Statements.

31

EP Emerging Markets Small Companies Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(329,339)	$(815,165)
Net realized gain on investments and foreign currency transactions	6,213,032	19,611,296
Net change in unrealized appreciation/depreciation on investments, deferred non-U.S. taxes and foreign currency translations	(27,143,178)	4,176,840
Net increase (decrease) in net assets resulting from operations	(21,259,485)	22,972,971
Distributions to Shareholders:
Distributions:
Class A	(17,170,692)	(479,075)
Class I	(720,947)	(7,712)
Total	(17,891,639)	(486,787)
Capital Transactions:
Net proceeds from shares sold:
Class A	8,218,816	22,184,085
Class I	2,256,753	3,874,072
Reinvestment of distributions:
Class A	11,113,870	296,636
Class I	720,947	7,479
Cost of shares redeemed:
Class A1	(16,788,382)	(12,745,977)
Class I2	(1,113,095)	(1,003,495)
Net increase in net assets from capital transactions	4,408,909	12,612,800
Total increase (decrease) in net assets	(34,742,215)	35,098,984
Net Assets:
Beginning of period	109,361,136	74,262,152
End of period	$74,618,921	$109,361,136
Capital Share Transactions:
Shares sold:
Class A	678,554	1,482,373
Class I	186,500	242,534
Shares reinvested:
Class A	868,949	21,732
Class I	54,783	536
Shares redeemed:
Class A	(1,217,078)	(832,322)
Class I	(83,756)	(63,534)
Net increase in capital share transactions	487,952	851,319

[1]	Net of redemption fees of $1,526 and $8,690, respectively.
[2]	Net of redemption fees of $0 and $272, respectively.

See accompanying Notes to Financial Statements.

32

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(456,921)	$3,786,122
Net realized gain (loss) on investments, purchased options contracts and foreign currency transactions	6,533,577	(1,899,339)
Net change in unrealized appreciation/depreciation on investments, affiliated issuers and foreign currency translations	(1,463,433)	(28,440,410)
Net increase (decrease) in net assets resulting from operations	4,613,223	(26,553,627)
Distributions to Shareholders:
Distributions:
Class A	(4,854,161)	(19,802,847)
Class I	(434,084)	(2,008,796)
Total	(5,288,245)	(21,811,643)
Capital Transactions:
Net proceeds from shares sold:
Class A	19,740,425	48,906,730
Class I	4,620,490	9,069,975
Reinvestment of distributions:
Class A	3,599,307	14,469,100
Class I	414,456	2,005,975
Cost of shares redeemed:
Class A1	(18,789,290)	(48,836,422)
Class I2	(2,573,566)	(17,163,760)
Net increase in net assets from capital transactions	7,011,822	8,451,598
Total increase (decrease) in net assets	6,336,800	(39,913,672)
Net Assets:
Beginning of period	219,944,590	259,858,262
End of period	$226,281,390	$219,944,590
Capital Share Transactions:
Shares sold:
Class A	1,779,161	3,896,349
Class I	425,680	746,956
Shares reinvested:
Class A	363,934	1,092,832
Class I	41,738	150,825
Shares redeemed:
Class A	(1,718,031)	(3,986,387)
Class I	(232,746)	(1,345,399)
Net increase in capital share transactions	659,736	555,176

[1]	Net of redemption fees of $5,326 and $20,845, respectively.
[2]	Net of redemption fees of $30 and $1,496, respectively.

See accompanying Notes to Financial Statements.

33

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.31	$7.96	$7.30	$6.77	$7.65	$7.34
Income from Investment Operations:
Net investment income[1]	0.11	0.12	0.09	0.10	0.12	0.09
Net realized and unrealized gain (loss)	0.50	1.36	0.65	0.52	(0.88)	0.32
Total from investment operations	0.61	1.48	0.74	0.62	(0.76)	0.41
Less Distributions:
From net investment income	(0.07)	(0.13)	(0.08)	(0.09)	(0.12)	(0.09)
From return of capital	-	-	-	-	-	(0.01)
Total distributions	(0.07)	(0.13)	(0.08)	(0.09)	(0.12)	(0.10)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.85	$9.31	$7.96	$7.30	$6.77	$7.65
Total return[3]	6.58%[4]	18.64%	10.26%	9.20%	(10.00)%	5.66%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$116,802	$103,354	$79,591	$57,383	$53,781	$64,802
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.71%[5]	1.71%	1.81%	1.87%	1.89%	1.92%[6]
After fees waived and expenses absorbed/recovered	1.75%[5]	1.75%	1.75%	1.75%	1.75%	1.75%[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	2.31%[5]	1.33%	1.04%	1.27%	1.47%	1.02%[7]
After fees waived and expenses absorbed/recovered	2.27%[5]	1.29%	1.10%	1.39%	1.61%	1.19%[7]
Portfolio turnover rate	13%[4]	10%	13%	15%	23%	10%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.92%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[7]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.02%; the ratio of net investment income to average net assets after fees would have been 1.19%.

See accompanying Notes to Financial Statements.

34

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.33	$7.98	$7.31	$6.78	$7.66	$7.34
Income from Investment Operations:
Net investment income[1]	0.12	0.14	0.11	0.12	0.14	0.11
Net realized and unrealized gain (loss)	0.50	1.37	0.65	0.52	(0.88)	0.33
Total from investment operations	0.62	1.51	0.76	0.64	(0.74)	0.44
Less Distributions:
From net investment income	(0.08)	(0.16)	(0.10)	(0.11)	(0.14)	(0.11)
From return of capital	-	-	-	-	-	(0.01)
Total distributions	(0.08)	(0.16)	(0.10)	(0.11)	(0.14)	(0.12)
Redemption fee proceeds[1]	- [2]	- [2]	0.01	-	- [2]	-
Net asset value, end of period	$9.87	$9.33	$7.98	$7.31	$6.78	$7.66
Total return[3]	6.69%[4]	18.89%	10.66%	9.46%	(9.75)%	6.03%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,880	$7,016	$1,717	$680	$365	$699
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.46%[5]	1.46%	1.56%	1.62%	1.64%	1.67%[6]
After fees waived and expenses absorbed/recovered	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	2.56%[5]	1.58%	1.29%	1.52%	1.72%	1.27%[7]
After fees waived and expenses absorbed/recovered	2.52%[5]	1.54%	1.35%	1.64%	1.86%	1.44%[7]
Portfolio turnover rate	13%[4]	10%	13%	15%	23%	10%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees not been waived or absorbed/recovered by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.67%; the ratio of expenses to average net assets after fees waived would have been 1.50%.
[7]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.27%; the ratio of net investment income to average net assets after fees would have been 1.44%.

See accompanying Notes to Financial Statements.

35

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.78	$8.72	$8.48	$8.11	$8.43	$8.19
Income from Investment Operations:
Net investment income[1]	0.11	0.26	0.24	0.30	0.24	0.21
Net realized and unrealized gain (loss)	(0.66)	(0.10)	-	0.19	(0.56)	0.03
Total from investment operations	(0.55)	0.16	0.24	0.49	(0.32)	0.24
Less Distributions:
From net investment income	-	(0.10)	-	(0.12)	-	-
Total distributions	-	(0.10)	-	(0.12)	-	-
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$8.23	$8.78	$8.72	$8.48	$8.11	$8.43
Total return[3]	(6.26)%[4]	1.79%	2.83%	6.07%	(3.80)%	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,437	$45,159	$44,167	$38,621	$37,254	$43,190
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.46%[5]	1.45%	1.46%	1.51%	1.51%	1.55%
After fees waived and expenses absorbed	1.15%[5]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.37%[5]	2.58%	2.49%	3.22%	2.52%	2.18%
After fees waived and expenses absorbed	2.68%[5]	2.88%	2.80%	3.58%	2.88%	2.58%
Portfolio turnover rate	16%[4]	20%	16%	26%	20%	22%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

36

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.91	$8.84	$8.58	$8.19	$8.49	$8.24
Income from Investment Operations:
Net investment income[1]	0.13	0.28	0.26	0.33	0.27	0.24
Net realized and unrealized gain (loss)	(0.68)	(0.09)	-	0.18	(0.57)	0.01
Total from investment operations	(0.55)	0.19	0.26	0.51	(0.30)	0.25
Less Distributions:
From net investment income	-	(0.12)	-	(0.12)	-	-
Total distributions	-	(0.12)	-	(0.12)	-	-
Redemption fee proceeds[1]	-	- [2]	- [2]	-	-	-
Net asset value, end of period	$8.36	$8.91	$8.84	$8.58	$8.19	$8.49
Total return[3]	(6.17)%[4]	2.11%	3.03%	6.30%	(3.53)%	3.03%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,475	$4,219	$4,072	$1,532	$372	$760
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.21%[5]	1.20%	1.21%	1.26%	1.26%	1.30%
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.62%[5]	2.83%	2.74%	3.47%	2.77%	2.43%
After fees waived and expenses absorbed	2.93%[5]	3.13%	3.05%	3.83%	3.13%	2.83%
Portfolio turnover rate	16%[4]	20%	16%	26%	20%	22%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees not been waived or absorbed/recovered by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

37

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.09	$7.62	$7.81	$7.47	$8.30	$7.91
Income from Investment Operations:
Net investment income[1]	0.19	0.19	0.14	0.19	0.21	0.20
Net realized and unrealized gain (loss)	0.29	1.47	(0.19)	0.34	(0.83)	0.40
Total from investment operations	0.48	1.66	(0.05)	0.53	(0.62)	0.60
Less Distributions:
From net investment income	(0.07)	(0.19)	(0.14)	(0.19)	(0.21)	(0.21)
Total distributions	(0.07)	(0.19)	(0.14)	(0.19)	(0.21)	(0.21)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.50	$9.09	$7.62	$7.81	$7.47	$8.30
Total return[3]	5.32%[4]	21.81%	(0.62)%	7.10%	(7.54)%	7.68%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$102,084	$90,342	$64,846	$53,452	$53,161	$63,217
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[5]	1.52%	1.65%	1.65%	1.66%	1.68%
After fees waived and expenses absorbed/recovered	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	4.07%[5]	2.07%	1.68%	2.26%	2.48%	2.36%
After fees waived and expenses absorbed/recovered	4.06%[5]	2.09%	1.83%	2.41%	2.64%	2.54%
Portfolio turnover rate	10%[4]	6%	18%	15%	15%	6%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

38

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.10	$7.63	$7.81	$7.48	$8.30	$7.91
Income from Investment Operations:
Net investment income[1]	0.20	0.21	0.16	0.20	0.23	0.22
Net realized and unrealized gain (loss)	0.30	1.47	(0.19)	0.34	(0.82)	0.40
Total from investment operations	0.50	1.68	(0.03)	0.54	(0.59)	0.62
Less Distributions:
From net investment income	(0.09)	(0.21)	(0.16)	(0.21)	(0.23)	(0.23)
Total distributions	(0.09)	(0.21)	(0.16)	(0.21)	(0.23)	(0.23)
Redemption fee proceeds[1]	- [2]	-	0.01	-	-	-
Net asset value, end of period	$9.51	$9.10	$7.63	$7.81	$7.48	$8.30
Total return[3]	5.44%[4]	22.07%	(0.23)%	7.22%	(7.17)%	7.92%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,051	$4,284	$1,817	$1,108	$686	$2,306
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.24%[5]	1.27%	1.40%	1.40%	1.41%	1.43%
After fees waived and expenses absorbed	1.25%[5]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.32%[5]	2.32%	1.93%	2.51%	2.73%	2.61%
After fees waived and expenses absorbed	4.31%[5]	2.34%	2.08%	2.66%	2.89%	2.79%
Portfolio turnover rate	10%[4]	6%	18%	15%	15%	6%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees not been waived or absorbed/recovered by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

39

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.69	$12.15	$10.97	$10.72	$13.62	$11.80
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.12)	(0.09)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(2.85)	3.74	1.29 [2]	1.38	(2.28)	2.01
Net increase from payments by affiliates (Note 3)	-	-	- [2,3]	-	- [3]	-
Total from investment operations	(2.90)	3.62	1.20	1.35	(2.31)	1.98
Less Distributions:
From net realized gain	(2.79)	(0.08)	(0.02)	(1.10)	(0.59)	(0.16)
Total distributions	(2.79)	(0.08)	(0.02)	(1.10)	(0.59)	(0.16)
Redemption fee proceeds	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$10.00	$15.69	$12.15	$10.97	$10.72	$13.62
Total return[4]	(22.38)%[5]	29.87%	10.91%	13.90%	(17.93)%	17.12%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$70,144	$104,913	$73,055	$57,051	$54,686	$70,768
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.96%[6]	1.81%	2.00%	2.07%	2.05%	2.18%
After fees waived and expenses absorbed	1.75%[6]	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.97)%[6]	(0.85)%	(1.03)%	(0.62)%	(0.56)%	(0.69)%
After fees waived and expenses absorbed	(0.76)%[6]	(0.79)%	(0.78)%	(0.30)%	(0.26)%	(0.26)%
Portfolio turnover rate	17%[5]	47%	49%	45%	43%	34%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

40

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$16.07	$12.41	$11.18	$10.88	$13.78	$11.91
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.09)	(0.06)	(0.01)	- [2]	- [2]
Net realized and unrealized gain (loss)	(2.95)	3.83	1.31 [3]	1.41	(2.31)	2.03
Net increase from payments by affiliates (Note 3)	-	-	- [2,3]	-	- [2]	-
Total from investment operations	(2.98)	3.74	1.25	1.40	(2.31)	2.03
Less Distributions:
From net realized gain	(2.79)	(0.08)	(0.02)	(1.10)	(0.59)	(0.16)
Total distributions	(2.79)	(0.08)	(0.02)	(1.10)	(0.59)	(0.16)
Redemption fee proceeds	-	-	-	-	-	-
Net asset value, end of period	$10.30	$16.07	$12.41	$11.18	$10.88	$13.78
Total return[4]	(22.33)%[5]	30.21%	11.15%	14.19%	(17.71)%	17.38%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,475	$4,448	$1,207	$999	$590	$565
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.71%[6]	1.56%	1.75%	1.82%	1.80%	1.93%
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.72)%[6]	(0.60)%	(0.78)%	(0.37)%	(0.31)%	(0.44)%
After fees waived and expenses absorbed	(0.51)%[6]	(0.54)%	(0.53)%	(0.05)%	(0.01)%	(0.01)%
Portfolio turnover rate	17%[5]	47%	49%	45%	43%	34%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower/higher had fees not been waived or absorbed/recovered by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

41

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.12	$13.51	$9.50	$7.40	$8.87	$10.87
Income from Investment Operations:
Net investment income (loss) [1]	(0.02)	0.19	(0.11)	(0.06)	(0.07)	(0.09)
Net realized and unrealized gain (loss)	0.23	(1.43)	4.11 [2]	2.16	(1.17)	(0.35)[3]
Total from investment operations	0.21	(1.24)	4.00	2.10	(1.24)	(0.44)
Less Distributions:
From net investment income	(0.26)	(1.15)	-	-	(0.23)	(1.35)
From return of capital	-	-	-	-	-	(0.21)
Total distributions	(0.26)	(1.15)	-	-	(0.23)	(1.56)
Redemption fee proceeds[1]	- [4]	- [4]	0.01	- [4]	- [4]	- [4]
Net asset value, end of period	$11.07	$11.12	$13.51	$9.50	$7.40	$8.87
Total return[5]	2.20%[6]	(10.56)%	42.21%	28.38%	(14.37)%	(2.97)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$207,178	$203,354	$233,630	$102,004	$66,886	$75,006
Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.39%[7,8]	1.40%[7]	1.39%[7]	1.52%[7]	1.57%[7]	1.57%[7]
After fees waived and expenses absorbed/recovered	1.39%[7,8]	1.40%[7]	1.46%[7]	1.50%[7]	1.50%[7]	1.50%[7]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.43)%[8]	1.54%	(0.84)%	(0.74)%	(0.91)%	(1.03)%
After fees waived and expenses absorbed/recovered	(0.43)%[8]	1.54%	(0.91)%	(0.72)%	(0.84)%	(0.96)%
Portfolio turnover rate	8%[6]	10%	9%	18%	21%	39%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	The affiliate reimbursed the Fund $21,861 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2017, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.
[4]	Amount represents less than $0.01 per share.
[5]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[6]	Not annualized.
[7]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended April 30, 2022. For the prior periods, the ratios would have been lowered by 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.
[8]	Annualized.

See accompanying Notes to Financial Statements.

42

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,		For the Period November 20, 2018* through October 31,
	(Unaudited)	2021	2020	2019
Net asset value, beginning of period	$11.19	$13.59	$9.52	$7.23
Income from Investment Operations:
Net investment income (loss) [1]	(0.01)	0.22	(0.08)	(0.04)
Net realized and unrealized gain (loss)	0.23	(1.45)	4.15 [2]	2.33
Total from investment operations	0.22	(1.23)	4.07	2.29
Less Distributions:
From net investment income	(0.29)	(1.17)	-	-
Total distributions	(0.29)	(1.17)	-	-
Redemption fee proceeds[1]	- [3]	- [3]	- [3]	-
Net asset value, end of period	$11.12	$11.19	$13.59	$9.52
Total return[4]	2.31%[5]	(10.39)%	42.75%	31.67%[5]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,103	$16,590	$26,228	$7,856
Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.14%[6,7]	1.15%[6]	1.14%[6]	1.27%[6,7]
After fees waived and expenses absorbed/recovered	1.14%[6,7]	1.15%[6]	1.21%[6]	1.25%[6,7]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.18)%[7]	1.79%	(0.59)%	(0.53)%[7]
After fees waived and expenses absorbed/recovered	(0.18)%[7]	1.79%	(0.66)%	(0.51)%[7]
Portfolio turnover rate	8%[5]	10%	9%	18%[5]

*	Commencement of operations.
[1]	Calculated based on averages shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had fees not been waived or absorbed/recovered by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended April 30, 2022. For the prior periods, the ratios would have been lowered by 0.00%, 0.01% and 0.00%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

43

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2022 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

44

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  The Funds may be subject to foreign taxation related to capital gains on sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

45

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2022 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund will make distributions of net investment income, per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

46

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Small Companies Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

47

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(i) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2023, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class.

48

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses Class A Shares††	Total Limit on Annual Operating Expenses Class I Shares††
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Small Companies Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†The investment advisory fees are calculated daily based on each Fund’s average daily net assets.

††The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Emerging Markets Small Companies Fund is sub-advised by Champlain Investment Partners, LLC (the “Sub-advisor”). Pursuant to a sub-advisory agreement, the Advisor pays a portion of the annual advisory fee of 1.08% of average net assets of the Fund to the Sub-advisor.

For the six months ended April 30, 2022, the Advisor waived fees as follows:

Advisory fees
International Bond Fund	$75,308
Emerging Markets Small Companies Fund	92,070

For the six months ended April 30, 2022, the Advisor recovered $23,210 and 5,174 of previously waived advisory fees and/or other expenses absorbed from the International Value Fund and International Dividend Income Fund, respectively.

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2022, the amount of these potentially recoverable expenses was $83,414, $501,994, $183,919 and $495,283 for the International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund, respectively. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund
2022	$44,838	$140,069	$78,168	$182,205
2023	38,576	134,324	92,290	156,512
2024	-	152,293	13,461	64,496
2025	-	75,308	-	92,070
Total	$83,414	$501,994	$183,919	$495,283

49

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2022 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2022, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2022 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2022, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund

Cost of investments	$113,019,393	$50,503,540	$112,445,551	$85,528,609	$187,840,781

Gross unrealized appreciation	$22,473,145	$246,512	$14,915,603	$11,501,300	$52,351,846
Gross unrealized depreciation	(8,012,952)	(6,676,622)	(12,564,706)	(21,999,680)	(14,476,494)

Net unrealized appreciation (depreciation) on investments	$14,460,193	$(6,430,110)	$2,350,897	$(10,498,380)	$37,875,352

50

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

As of October 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Undistributed ordinary income	$-	$-	$-	$972,408	$5,064,947
Undistributed long-term gains	-	-	-	16,918,404	-
Tax accumulated earnings	-	-	-	17,890,812	5,064,947

Accumulated capital and other losses	$(15,828,507)	$(1,344,694)	$(8,779,422)	$(2,222,487)	$(20,312,115)
Unrealized appreciation (depreciation) on investments	14,352,757	(4,446,128)	4,137,593	17,117,329	34,166,376
Unrealized appreciation (depreciation) on foreign currency translations	2,351	(11,417)	507	311	5,402
Unrealized deferred non-U.S. taxes	-	-	-	(782,644)	-
Unrealized deferred compensation	(6,675)	(6,536)	(6,654)	(7,616)	(7,522)
Total accumulated earnings (deficit)	$(1,480,074)	$(5,808,775)	$(4,647,976)	$31,995,705	$18,917,088

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2021 and 2020 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2021	2020	2021	2020	2021	2020
Distributions paid from:
Ordinary Income	$1,517,083	$710,792	$572,672	$-	$1,853,518	$1,076,755
Net long-term capital gains	-	-	-	-	-	-

Total taxable distributions	1,517,083	710,792	572,672	-	1,853,518	1,076,755
Return of Capital	-	-	-	-	-	-
Total distributions paid	$1,517,083	$710,792	$572,672	$-	$1,853,518	$1,076,755

51

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

	Emerging Markets Small Companies Fund		Gold Fund
	2021	2020	2021	2019
Distributions paid from:
Ordinary Income	$-	$-	$21,811,643	$-
Net long-term capital gains	486,787	78,747	-	-
Total taxable distributions	486,787	78,747	21,811,643	-
Return of Capital	-	-	-	-
Total distributions paid	$486,787	$78,747	$21,811,643	$-

At October 31, 2021, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$1,723,256	$14,105,251	$15,828,507
International Bond Fund	94,165	751,014	845,179
International Dividend Income Fund	2,522,464	6,256,958	8,779,422
Emerging Markets Small Companies Fund*	1,048,533	952,630	2,001,163
Gold Fund	2,433,314	17,878,801	20,312,115

* Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2021, the International Value Fund, International Bond Fund, and Emerging Markets Small Companies Fund utilized $1,674,882, $101,430 and $410,374 of their capital loss carryovers, respectively.

As of October 31, 2021, International Bond Fund and Emerging Markets Small Companies Fund had qualified Late-Year Losses of $499,515 and $221,324, respectively, which are deferred until fiscal year 2022 for tax purposes.  Net late-year losses that are deferred, are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2022 and the year ended October 31, 2021, redemption fees were as follows:

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
International Value Fund	$5,275	$4,166
International Bond Fund	914	2,370
International Dividend Income Fund	3,143	5,679
Emerging Markets Small Companies Fund	1,526	8,962
Gold Fund	5,356	22,341

52

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

Note 6 – Investment Transactions

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$19,119,544	$13,344,146
International Bond Fund	7,077,996	7,890,250
International Dividend Income Fund	17,833,363	9,866,081
Emerging Markets Small Companies Fund	14,732,037	29,372,454
Gold Fund	19,487,933	17,902,641

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2022, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2022, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

53

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2022, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$24,867,740	$4,489,958	$-	$29,357,698
Communications	52,756	10,752,938	-	10,805,694
Consumer, Cyclical	-	8,404,581	-	8,404,581
Consumer, Non-cyclical	34,388,842	9,589,872	-	43,978,714
Energy	3,475,120	8,711,635	-	12,186,755
Financial	5,585,707	1,160,953	-	6,746,660
Industrial	-	1,959,800	-	1,959,800
Short-Term Investments	14,039,684	-	-	14,039,684
Total Investments	$82,409,849	$45,069,737	$-	$127,479,586

54

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

International Bond Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$1,688	$-	$-	$1,688
Fixed Income Securities
Basic Materials	-	3,106,400	-	3,106,400
Communications	-	3,630,446	-	3,630,446
Consumer, Cyclical	-	1,774,074	-	1,774,074
Energy	-	3,744,163	-	3,744,163
Financial	-	2,238,251	-	2,238,251
Government	-	25,825,800	-	25,825,800
Industrial	-	329,684	-	329,684
Short-Term Investments	3,422,924	-	-	3,422,924
Total Investments	$3,424,612	$40,648,818	$-	$44,073,430

International Dividend Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$17,399,870	$3,654,469	$-	$21,054,339
Communications	2,653,621	11,668,614	-	14,322,235
Consumer, Cyclical	-	3,833,638	-	3,833,638
Consumer, Non-cyclical	16,523,140	9,897,686	-	26,420,826
Energy	12,706,837	1,860,554	-	14,567,391
Financial	6,241,963	3,422,608	-	9,664,571
Industrial	-	2,406,089	-	2,406,089
Technology	-	709,431	-	709,431
Utilities	1,803,689	6,100,980	-	7,904,669
Short-Term Investments	13,913,259	-	-	13,913,259
Total Investments	$71,242,379	$43,554,069	$-	$114,796,448

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$5,401,109	$0	$5,401,109
Communications	1,775,793	-	-	1,775,793
Consumer, Cyclical	5,282,758	4,327,713	-	9,610,471
Consumer, Non-cyclical	742,255	11,149,298	-	11,891,553
Financial	3,248,867	5,529,767	-	8,778,634
Industrial	-	18,072,849	-	18,072,849
Technology	4,663,556	8,276,505	-	12,940,061
Short-Term Investments	6,559,759	-	-	6,559,759
Total Investments	$22,272,988	$52,757,241	$0	$75,030,229

55

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Diversified Exploration and Mining	$-	$-	$1,868,140	$1,868,140
Gold Exploration	7,751,637	-	826,107	8,577,744
Gold Mining	96,548,065	-	120,553	96,668,618
Precious Metals Exploration	14,377,850	-	-	14,377,850
Royalty Companies	80,060,187	-	1,543,473	81,603,660
Silver: Exploration and Mining	22,461,954	-	-	22,461,954
Warrants
Gold Exploration	-	-	-	-
Gold Mining	-	-	-	-
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	158,167	158,167
Royalty Companies	-	-	-	-
Silver: Exploration and Mining	-	-	-	-
Total Investments	$221,199,693	$-	$4,516,440	$225,716,133

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund – Fixed Income Securities	Emerging Markets Small Companies Fund – Common Stocks
Beginning balance October 31, 2021	$-	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	-	-
Net purchases	-	-
Net sales	-	-
Balance as of April 30, 2022	$-	$-

	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2021	$5,487,791	$273,534
Transfers into Level 3 during the period	495,500	-
Transfers out of Level 3 during the period	(3,140,005)	-
Total realized gain/(loss)	(889)	-
Total unrealized appreciation/(depreciation)	(1,775,645)	(138,374)
Net purchases	3,312,632	23,007
Net sales	(21,111)	-
Balance as of April 30, 2022	$4,358,273	$158,167

56

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2022:

	Fair Value April 30, 2022	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
Emerging Markets Small Companies Fund - Common Stock	$-	Asset Approach	Estimated Recovery Proceeds	$0.00	n/a	Increase
Gold Fund - Warrants	$158,168	Market Approach	Intrinsic Value	$0.00 - $0.04	$0.02	Increase
Gold Fund - Common Stocks	$2,369,580	Market Approach	Market Value Comparable Security	$0.35 - $2.02	$1.06	Increase
Gold Fund - Common Stocks	$1,868,140	Market Approach	Purchase Price	$2.34	N/A	Increase
Gold Fund - Common Stocks	$120,553	Market Approach	Market Value Comparable Security with Liquidity Discount	$24.11	N/A	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund’s financial position, performance and cash flows. The Gold Fund invested in warrants during the six months ended April 30, 2022. The effects of these derivative instruments on the Gold Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2022 by risk category are as follows:

57

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value

Equity contracts	Warrants, at value	$158,167
Total		$158,167

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Gold Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants

Equity contracts	$107,155
Total	$107,155

Gold Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants

Equity contracts	$(138,374)
Total	$(138,374)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2022 are as follows:

Derivatives not designated as hedging instruments	Gold Fund
Equity contracts	Warrants	Average market value	$185,424

58

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2022 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Gold Fund
Elemental Royalties Corp.	$5,649,577	$1,079,428	$(19,991)	$(3,398)	$-	$141,022	$6,846,638	$-
Midland Exploration, Inc.	2,681,270	-	-	-	-	(585,255)	2,096,015	-
Mundoro Capital, Inc.	977,474	-	(1,502)	473	-	(36,325)	940,120	-

Total	$9,308,321

Magna Gold Corp. (1)	3,815,652	-	(48,309)	30,278	(2,513,578)	1,037,930	2,321,973	-

Total				$27,353		$557,372	$12,204,746	$-

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the beginning of the period.

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Gold Fund
Elemental Royalties Corp.	5,103,589	900,000	(20,000)	-	5,983,589
Midland Exploration, Inc.	5,439,900	-	-	-	5,439,900
Mundoro Capital, Inc.	6,203,704	-	(10,000)	-	6,193,704

Magna Gold Corp. (1)	5,305,900	-	(72,500)	-	5,233,400

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

59

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

Note 14 – New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

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NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2022 (Unaudited)

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective September 1, 2022, the name of the Emerging Markets Small Companies Fund will be changed to EP Emerging Markets Fund. The Sub-advisor will no longer serve the Emerging Markets Small Companies Fund. The Advisor will be responsible for the day-to-day management of the Emerging Markets Small Companies Fund’s portfolio.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

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SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory

At an in-person meeting held on March 9-10, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

•	EP Emerging Markets Small Companies Fund (the “Emerging Markets Fund”),

•	EuroPac Gold Fund (the “Gold Fund”),

•	EuroPac International Bond Fund (the “International Bond Fund”),

•	EuroPac International Dividend Income Fund (the “International Dividend Fund”), and

•	EuroPac International Value Fund (the “International Value Fund”).

The Board and the Independent Trustees also approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Champlain Investment Partners, LLC (the “Sub-Advisor”) with respect to the Emerging Markets Fund for an additional one-year term from when it otherwise would expire.

The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving the renewal of the Fund Advisory Agreements with respect to each Fund, as applicable, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended December 31, 2021; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Euro Pacific Asset Management, LLC

Nature, Extent and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

•	The Emerging Markets Fund’s annualized total return for the ten-year period was above the Peer Group and Diversified Emerging Markets Fund Universe median returns, the MSCI Emerging Markets Small Cap Index return, and the MSCI All Country Asia ex Japan Small Cap Index return. The Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns and the MSCI Emerging Markets Small Cap Index return, but below the MSCI All Country Asia ex Japan Small Cap Index return by 0.83%. For the five-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns, but below the returns of the MSCI Emerging Markets Small Cap Index and MSCI All Country Asia ex Japan Small Cap Index by 0.42% and 1.04%, respectively. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, but below the returns of the MSCI Emerging Markets Small Cap Index and MSCI All Country Asia ex Japan Small Cap Index by 9.07% and 11.04%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the MSCI Emerging Markets Small Cap Index for the one-year period was due to the Fund’s overweight positioning and unfavorable stock selection in China and Brazil, and the Fund’s lack of exposure to the materials and utilities sectors. The Trustees observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

•	The Gold Fund’s annualized total return for the five-year period was below the Equity Precious Metals Fund Universe and Peer Group median returns, the NYSE Arca Gold Miners Index return, and the Philadelphia Gold & Silver Index return by 0.13%, 0.17%, 2.04%, and 3.67%, respectively. For the three-year period, the Fund’s annualized total return was below the NYSE Index return by 1.21%, the Fund Universe median return by 2.78%, the Peer Group median return by 2.98%, and the Philadelphia Index return by 9.23%. The Fund’s total return for the one-year period was below the Fund Universe and Peer Group median returns, and the returns of the NYSE Index and Philadelphia Index by 7.73%, 8.06%, 9.19%, and 11.57%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance for the one-, three-, and five-year periods compared to the Philadelphia Index was primarily due to the Philadelphia Index being fully invested in large-cap miners, some of which are not gold miners. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Fund Universe for the one-, three-, and five-year periods.

•	The International Bond Fund’s total return for the one-year period was above the Peer Group and World Bond Fund Universe median returns, and the returns of the JP Morgan GBI Global Ex-U.S. FX NY Index Unhedged in USD and the FTSE Non-USD World Government Bond Index. The Fund’s annualized total returns for the three- and five-year periods were above the Peer Group median returns, the JP Morgan Index returns and the FTSE Index returns, but below the Fund Universe median returns by 1.22% and 0.58%, respectively. For the ten-year period, the Fund’s annualized total return was below the JP Morgan Index return, the FTSE Index return, and the Peer Group and Fund Universe median returns by 0.39%, 0.45%, 0.98%, and 2.11%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the Peer Group for the ten-year period was due mainly to the Fund’s lack of duration. The Trustees also noted the Investment Advisor’s belief that the Fund’s underperformance relative to the FTSE Index over the ten-year period was mostly due to the Fund’s relatively lower duration and its exposure to currencies that are considered more sensitive to moves in the U.S. dollar.
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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The International Dividend Fund’s annualized total return for the three-year period was above the S&P International Dividend Opportunities Index return and was the same as the Peer Group median return, but was below the Foreign Large Value Fund Universe median return by 0.69%. The Fund’s annualized total return for the five-year period was above the Peer Group median return, but was below the Fund Universe median return and the S&P Index return by 0.03% and 0.73%, respectively. For the one-year period, the Fund’s total return was below the Peer Group median return by 3.52%, the S&P Index return by 3.62%, and the Fund Universe median return by 3.63%. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance compared to the Peer Group over the one-year period was mainly due to a selection of non-dividend focused funds included in the Peer Group, as well as the Fund’s relatively large allocation to precious metal stocks and underweight allocation to financial and technology stocks. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; its downside volatility, as measured by its Morningstar risk score; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the five-year period.

•	The International Value Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Foreign Large Value Fund Universe median returns, the MSCI All Country World Ex USA Value Index returns, and the MSCI World Ex USA Value Index returns. The Fund’s annualized total return for the ten-year period was below the Peer Group median return by 2.90%, the MSCI All Country World Ex USA Value Index return by 2.93%, the MSCI World Ex USA Value Index return by 3.47%, and the Fund Universe median return by 3.86%. The Fund’s total return for the one-year period was below the MSCI All Country World Ex USA Value Index return, the Fund Universe and Peer Group median returns, and the MSCI World Ex USA Value Index return by 3.35%, 4.31%, 4.58%, and 6.15%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s underperformance for the ten-year period was mainly due to the underperformance of gold stocks and other inflation sensitive sectors over that period. The Trustees also noted the Investment Advisor’s assertion that the Fund’s investment style is unique; that the Peer Group provides a poor basis of comparison for the Fund’s performance because the Fund is designed to generate dividend income and capital gain and to perform well in a weak U.S. dollar environment, which is distinct from ordinary foreign funds, the objectives of which are generally to outperform a broad group of foreign stocks; and that the Fund’s investment strategies have been communicated to the Fund’s shareholders.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor with respect to the Emerging Markets Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Diversified Emerging Markets Fund Universe medians by 0.08% and 0.09%, respectively. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, Alliance Global Partners Corp (“AGP”). The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.17% and 0.35%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that the Fund’s total expenses were not in the highest quartile of those funds in the Peer Group.

•	The Gold Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median and the same as the Equity Precious Metals Fund Universe median. The Trustees noted that the Fund’s advisory fee was the same as the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Fund Universe median, but slightly higher than the Peer Group median by 0.02%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group, and that certain of those other funds also had significant assets in other classes.

•	The International Bond Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but slightly higher than the World Bond Fund Universe median by 0.015%. The Trustees noted that the Fund’s advisory fee was lower than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group median by 0.12% and the Fund Universe median by 0.15%. The Trustees considered, however, the Investment Advisor’s assertion that the Fund focuses on more unique and smaller bond markets, which generally have higher custody costs and require a higher level of specialization and larger dealer networks than peer funds invested in more liquid markets. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The International Dividend Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Value Fund Universe medians by 0.08% and 0.10%, respectively. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.25% and 0.30%, respectively. The Trustees considered, however, the Investment Advisor’s assertion that the Fund is somewhat uniquely focused on smaller, less liquid markets than its peer funds, and that the Fund therefore generally has higher custody and brokerage expenses. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The International Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Value Fund Universe medians by 0.2925% and 0.33%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund warrants a higher advisory fee than the Peer Group funds generally because the Fund uses a distinct strategy involving investment in markets that are not typically covered and a focus on dividend paying companies, and therefore require more research and specialized trading in certain cases. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.50% and 0.55%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Investment Advisor’s belief that management of the Fund warranted a higher advisory fee, as discussed above, which also resulted in higher total expenses.

In considering the Funds’ fees and total expenses, the Board considered the Investment Advisor’s longstanding view that each Fund is distinct from its Peer Group in some significant way, as the Investment Advisor focuses on unhedged exposure to various countries, currencies, and commodities in a way that is not replicated by any other fund family’s products, and that this makes it difficult for Broadridge to appropriately categorize the Funds’ strategies and construct peer groups for the Funds. The Board also considered that most investors in the Funds, the majority of whom purchase shares through AGP, invest in the Funds specifically for this unique investment process and philosophy and with a long-term focus.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended December 31, 2021, noting that the Investment Advisor had waived a significant portion of its advisory fee for the International Bond Fund, had waived portions of its advisory fees for the Emerging Markets Fund and International Dividend Fund, and had recouped fees it previously waived for the International Value Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the Funds were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Champlain Investment Partners, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Emerging Markets Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board noted that the Investment Advisor was recommending renewal of the sub-advisory agreement. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Emerging Markets Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Emerging Markets Fund and noted that it was lower than the fees that the Sub-Advisor charges to manage a commingled fund and separate accounts using the same strategy as the Emerging Markets Fund. The Board also noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Emerging Markets Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by the Sub-Advisor as a result of its relationship with the Emerging Markets Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of each Fund Advisory Agreement with respect to the Funds, as applicable.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on March 9-10, 2022 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

EP Emerging Markets Small Companies Fund

EuroPac Gold Fund

EuroPac International Bond Fund

EuroPac International Dividend Income Fund

EuroPac International Value Fund

The Board has appointed Euro Pacific Asset Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. With respect to the EP Emerging Markets Small Companies Fund, the Program Administrator has delegated, subject to its oversight, the primary liquidity classification responsibility to Champlain Investment Partners, the EP Emerging Markets Small Companies Fund’s sub-advisor. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
•	An overview of market liquidity for each Fund during the Program Reporting Period;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

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In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

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EXPENSE EXAMPLES

For the Six Months Ended April 30, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A	$1,000.00	$ 1,065.80	$ 8.96
Class I	1,000.00	1,066.90	7.69
Hypothetical (5% annual return before expenses)	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A	1,000.00	1,016.12	8.75
Class I	1,000.00	1,017.36	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.
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Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2022 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A	$1,000.00	$ 937.40	$ 5.53
Class I	1,000.00	938.30	4.33
Hypothetical (5% annual return before expenses)	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A	1,000.00	1,019.09	5.76
Class I	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six- month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A	$1,000.00	$1,053.20	$7.64
Class I	1,000.00	1,054.40	6.37
Hypothetical (5% annual return before expenses)	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A	1,000.00	1,017.36	7.50
Class I	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six- month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A	$1,000.00	$776.20	$7.71
Class I	1,000.00	776.70	6.61
Hypothetical (5% annual return before expenses)	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A	1,000.00	1,016.11	8.75
Class I	1,000.00	1,017.36	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six- month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
72

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2022 (Unaudited)

EuroPac Gold Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A	$1,000.00	$1,022.00	$6.96
Class I	1,000.00	1,023.10	5.71
Hypothetical (5% annual return before expenses)	11/1/21	4/30/22	11/1/21 – 4/30/22
Class A	1,000.00	1,017.91	6.94
Class I	1,000.00	1,019.15	5.70

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six- month period). Assumes all dividends and distributions were reinvested.
73

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Euro Pacific Asset Management, LLC

Suite 204, Lots 81-82

Street C

Dorado, Puerto Rico 00646

Sub-Advisor

Champlain Investment Partners, LLC

180 Battery Street, Suite 400

Burlington, Vermont 05401

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Small Companies Fund – Class A	EPASX	461 418 550
EP Emerging Markets Small Companies Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac Gold Fund – Class I	EPGIX	461 41Q 196

Privacy Principles of the Euro Pacific Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 558-5851 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 558-5851.

Euro Pacific Funds

P. O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/08/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/08/22

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/08/22